30. Partnerships in E&P activities (Details 1)	12 Months Ended
Dec. 31, 2020 Number
Disclosure Of Joint Production Arrangements [Line Items]
Operator	1,189
Tupi (BMS-11) [member]
Disclosure Of Joint Production Arrangements [Line Items]
Field	Tupi (BMS-11)
Location	Santos basin pre-salt
Petrobras	65.00%
Operator	7,904
Petrobras production portion	Concession
Roncador [member]
Disclosure Of Joint Production Arrangements [Line Items]
Field	Roncador
Location	Campos basin
Petrobras	75.00%
Operator	1,321
Petrobras production portion	Concession
Sapinhoa [Member]
Disclosure Of Joint Production Arrangements [Line Items]
Field	Sapinhoá (BMS-9)
Location	Santos basin pre-salt
Petrobras	45.00%
Operator	1,190
Petrobras production portion	Concession
Albacora Leste [Member]
Disclosure Of Joint Production Arrangements [Line Items]
Field	Albacora Leste
Location	Campos basin
Petrobras	90.00%
Operator	312
Petrobras production portion	Concession
Mero [Member]
Disclosure Of Joint Production Arrangements [Line Items]
Field	Mero
Location	Santos basin pre-salt
Petrobras	40.00%
Operator	125
Petrobras production portion	Production sharing
Papa Terra [member]
Disclosure Of Joint Production Arrangements [Line Items]
Field	Papa-Terra
Location	Campos basin
Petrobras	62.50%
Operator	122
Petrobras production portion	Concession
Manati [Member]
Disclosure Of Joint Production Arrangements [Line Items]
Field	Manati
Location	Camamu basin
Petrobras	35.00%
Operator	53
Petrobras production portion	Concession
Berbigao [Member]
Disclosure Of Joint Production Arrangements [Line Items]
Field	Berbigão
Location	Santos basin pre-salt
Petrobras	42.50%
Operator	267
Petrobras production portion	Concession
Sururu [Member]
Disclosure Of Joint Production Arrangements [Line Items]
Field	Sururu
Location	Santos basin pre-salt
Petrobras	42.50%
Operator	87
Petrobras production portion	Concession
Oeste de Atapu [Member]
Disclosure Of Joint Production Arrangements [Line Items]
Field	Oeste de Atapu
Location	Santos basin pre-salt
Petrobras	42.50%
Operator	16
Petrobras production portion	Concession
Tartaruga Verde [Member]
Disclosure Of Joint Production Arrangements [Line Items]
Field	Tartaruga Verde
Location	Campos basin
Petrobras	50.00%
Operator	488
Petrobras production portion	Concession
Shell [Member] | Tupi (BMS-11) [member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	25.00%
Shell [Member] | Sapinhoa [Member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	30.00%
Shell [Member] | Mero [Member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	20.00%
Shell [Member] | Berbigao [Member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	25.00%
Shell [Member] | Sururu [Member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	25.00%
Shell [Member] | Oeste de Atapu [Member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	25.00%
Petrogal [Member] | Tupi (BMS-11) [member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	10.00%
Petrogal [Member] | Berbigao [Member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	10.00%
Petrogal [Member] | Sururu [Member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	10.00%
Petrogal [Member] | Oeste de Atapu [Member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	10.00%
Equinor [Member] | Roncador [member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	25.00%
RepsolSinopec [Member] | Sapinhoa [Member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	25.00%
RepsolSinopec [Member] | Albacora Leste [Member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	10.00%
Total [Member] | Mero [Member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	20.00%
Total [Member] | Berbigao [Member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	22.50%
Total [Member] | Sururu [Member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	22.50%
Total [Member] | Oeste de Atapu [Member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	22.50%
CNODC [Member] | Mero [Member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	10.00%
CNODC One [Member] | Mero [Member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	10.00%
Chevron [Member] | Papa Terra [member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	37.50%
Enta Energia S A [Member] | Manati [Member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	45.00%
Brasoil [Member] | Manati [Member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	10.00%
Geopark [Member] | Manati [Member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	10.00%
Petronas [Member] | Tartaruga Verde [Member]
Disclosure Of Joint Production Arrangements [Line Items]
Partners	50.00%